Earnings Per Share	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings Per Share

23 Earnings per share

	Three-month period ended March 31,
	2026	2025
Net income attributable to Company shareholders	220,594	500,224
Weighted average - common shares outstanding (basic) (1)	1,070,876,863	1,070,876,863
Weighted average - common shares outstanding (diluted) (1)	1,077,906,376	1,070,876,863

Basic earnings per share - (US$)	0.21	0.47
Diluted earnings per share - (US$)	0.20	0.47

(1)	The weighted average number of common shares outstanding for 2025 was respectively adjusted to reflect the 2026 share structure for comparability.